Columbia Oregon Intermediate Municipal Bond Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.0%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	3.700%	2,800,000	2,800,000
Total Floating Rate Notes (Cost $2,800,000)			2,800,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.2%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,258,298
07/01/2031	5.000%	1,750,000	1,776,651
07/01/2032	5.000%	2,000,000	2,030,318
Port of Portland(c)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,877,868
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,777,756
07/01/2036	5.000%	650,000	684,648
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,235,386
Total			15,640,925
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	180,000	179,825
06/15/2035	5.500%	540,000	540,985
Total			720,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	554,419
05/01/2036	5.000%	1,500,000	1,506,564
Oak Tree Foundation Project
Series 2017
03/01/2025	5.000%	200,000	200,385
Pacific University
Series 2022
05/01/2037	4.000%	635,000	587,610
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	484,765
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	507,803
04/01/2031	5.000%	530,000	538,018
Total			4,379,564
Hospital 12.5%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	270,101
09/01/2030	5.000%	830,000	844,224
09/01/2031	5.000%	500,000	507,690
09/01/2032	5.000%	270,000	274,112
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,302,368
08/15/2037	5.000%	2,900,000	3,086,771
08/15/2039	4.000%	1,100,000	1,074,355
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,670,695
Series 2019A
07/01/2032	5.000%	5,175,000	5,647,511

Columbia Oregon Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,353,452
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,093,550
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,636,036
06/01/2034	5.000%	3,185,000	3,255,582
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,600,950
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,026,425
05/15/2030	5.000%	1,000,000	1,027,632
05/15/2031	5.000%	1,025,000	1,053,601
05/15/2041	4.000%	2,500,000	2,404,002
Series 2019
05/15/2037	5.000%	2,305,000	2,419,580
Total			37,548,637
Local General Obligation 30.1%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	527,097
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Bonds
Series 2018B
06/15/2035	5.000%	2,500,000	2,666,589
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,007,108
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,432,392
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	542,459
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,101,117
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
06/15/2026	4.000%	1,745,000	1,750,659
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,700,152
06/01/2027	5.000%	1,715,000	1,739,295
City of Portland
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	1,887,613
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	685,532
City of Salem
Unlimited General Obligation Bonds
Series 2023B
06/01/2039	5.000%	2,500,000	2,766,880
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,045,142
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	620,578
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	295,685
06/15/2029	5.000%	435,000	475,371
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	786,096
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,540,129
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,663,186
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,650,000	1,803,232
Columbia Oregon Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clatsop County School District No. 30 Warrenton-Hammond(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	637,226
Columbia County School District No. 502(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	201,183
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	540,451
06/15/2035	5.000%	1,000,000	1,078,642
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	659,896
Deschutes County School District No. 6 Sisters
Unlimited General Obligation Bonds
Series 2021
06/15/2033	4.000%	380,000	400,333
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,603,771
Series 2020
06/15/2029	5.000%	550,000	601,043
06/15/2038	4.000%	2,500,000	2,525,286
Jackson County School District No. 4(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	685,131
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,243,148
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,168,978
Lane Community College
Unlimited General Obligation Bonds
Series 2020A
06/15/2033	4.000%	1,000,000	1,052,952
06/15/2037	4.000%	2,000,000	2,052,791
Lane County School District No. 1 Pleasant Hill(f)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,476,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane County School District No. 19 Springfield(f)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,698,648
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,293,489
06/15/2028	0.000%	1,480,000	1,275,639
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,661,226
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,051,164
06/15/2035	5.000%	2,480,000	2,588,902
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,079,178
06/15/2033	5.000%	240,000	259,301
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,718,586
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,149,854
Multnomah County School District No. 7 Reynolds(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,113,150
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	752,132
02/01/2028	4.000%	1,000,000	1,004,055
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,034,129
Series 2023
06/15/2038	5.000%	1,000,000	1,116,830
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,172,108

Columbia Oregon Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,022,518
Series 2020B
06/15/2033	5.000%	1,450,000	1,613,272
06/15/2034	5.000%	2,000,000	2,218,344
Washington Clackamas & Yamhill Counties School District No. 88J(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,982,050
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	4,722,055
Total			90,490,503
Multi-Family 1.0%
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	200,000	195,675
10/01/2036	5.000%	1,000,000	947,641
State of Oregon Housing & Community Services Department(e)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	2,000,000	1,978,502
Total			3,121,818
Municipal Power 2.1%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	356,017
12/01/2034	5.000%	400,000	406,876
12/01/2035	5.000%	410,000	416,922
12/01/2036	5.000%	440,000	447,294
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	557,905
08/01/2030	5.000%	420,000	441,584
08/01/2031	5.000%	450,000	471,146
08/01/2032	5.000%	250,000	261,591
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,507,157
12/01/2036	5.000%	1,545,000	1,584,260
Total			6,450,752
Other Bond Issue 0.2%
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	633,107
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	871,450
01/01/2029	5.000%	1,120,000	1,147,898
Total			2,019,348
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,263,993
12/01/2035	4.000%	1,290,000	1,302,092
Total			2,566,085
Refunded / Escrowed 8.2%
Hospital Facilities Authority of Multnomah County
Prerefunded 10/01/24 Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,016,004
Klamath Falls City Schools
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2028	4.000%	500,000	502,841
Lane County School District No. 19 Springfield
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,033,123
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	255,497
Columbia Oregon Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,267,568
State of Oregon
Prerefunded 08/01/25 Unlimited General Obligation Bonds
Series 2015O
08/01/2035	5.000%	2,255,000	2,298,473
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,016,761
09/01/2032	4.000%	1,250,000	1,270,951
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,657,244
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	582,969
09/01/2035	5.000%	800,000	847,955
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,111,317
06/15/2031	5.000%	2,890,000	2,893,429
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,005,136
Total			24,759,268
Retirement Communities 1.0%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	208,921
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Terwilliger Plaza, Inc.
Series 2016
12/01/2030	5.000%	325,000	323,189
12/01/2036	5.000%	900,000	865,805
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	692,481
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	555,187
05/15/2038	5.000%	500,000	494,034
Total			3,139,617
Single Family 2.1%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,395,881
Series 2020A
07/01/2028	1.700%	1,040,000	919,303
01/01/2029	1.750%	1,010,000	885,812
Series 2020C
07/01/2035	2.000%	2,000,000	1,608,928
Single-Family Mortgage Program
Series 2021A
07/01/2027	0.950%	1,015,000	920,920
01/01/2029	1.200%	250,000	210,357
01/01/2030	1.450%	375,000	312,936
Total			6,254,137
Special Non Property Tax 13.1%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	454,626
06/15/2031	5.000%	725,000	755,964
06/15/2032	5.000%	780,000	811,675
Oregon State Lottery
Refunding Revenue Bonds
Series 2015D
04/01/2027	5.000%	2,500,000	2,531,503
04/01/2028	5.000%	3,280,000	3,319,560
Revenue Bonds
Series 2017A
04/01/2035	5.000%	1,785,000	1,857,557
Series 2019A
04/01/2036	5.000%	1,000,000	1,082,156
Series 2022A
04/01/2035	5.000%	2,250,000	2,569,640
Series 2023A
04/01/2040	5.000%	1,145,000	1,270,823
Oregon State Lottery(h)
Revenue Bonds
Series 2024A
04/01/2041	5.000%	2,000,000	2,221,136

Columbia Oregon Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,173,728
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,043,432
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,183,394
11/15/2038	5.000%	1,020,000	1,100,913
Revenue Bonds
Series 2022A
11/15/2040	5.000%	2,000,000	2,222,377
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,326,241
Subordinated Series 2023A
11/15/2039	5.000%	2,000,000	2,245,436
Tri-County Metropolitan Transportation District
Revenue Bonds
Series 2019A
09/01/2038	5.000%	1,000,000	1,072,050
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,618,779
09/01/2039	4.000%	1,460,000	1,466,145
Total			39,327,135
State General Obligation 7.1%
State of Oregon
Limited General Obligation Bonds
Article XI-Q State Projects
Series 2023
11/01/2040	5.000%	2,060,000	2,307,738
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	478,066
12/01/2031	2.000%	450,000	368,321
Unlimited General Obligation Bonds
Article XI - Q State Projects
Series 2017A
05/01/2026	5.000%	1,250,000	1,289,598
Series 2023
05/01/2040	5.000%	2,000,000	2,229,738
Series 2015F
05/01/2030	5.000%	5,565,000	5,644,893
Series 2019
06/01/2038	5.000%	3,000,000	3,216,475
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019G
08/01/2033	5.000%	1,320,000	1,446,886
Series 2023G
08/01/2041	5.000%	2,320,000	2,571,551
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	774,894
Series 2016A
08/01/2031	3.500%	500,000	501,658
08/01/2032	3.500%	500,000	500,541
Total			21,330,359
Transportation 3.3%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,279,659
10/01/2027	5.000%	1,485,000	1,566,147
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,190,724
Total			10,036,530
Water & Sewer 9.0%
City of Beaverton
Revenue Bonds
Series 2024
04/01/2040	5.000%	2,070,000	2,329,881
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,203,814
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,496,416
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	508,177
Revenue Bonds
Series 2023
08/01/2040	5.000%	190,000	209,174
08/01/2041	5.000%	525,000	575,434
Columbia Oregon Intermediate Municipal Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund, April 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland Sewer System
Refunding Revenue Bonds
2nd Lien
Subordinated Series 2023A
12/01/2041	5.000%	2,000,000	2,221,776
12/01/2043	5.000%	1,085,000	1,190,856
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,473,808
Revenue Bonds
Second Lien
Subordinated Series 2019A
05/01/2036	5.000%	1,500,000	1,632,894
Series 2014A
05/01/2028	4.000%	1,500,000	1,500,184
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	200,725
04/01/2026	4.000%	250,000	252,661
04/01/2027	4.000%	270,000	275,119
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	202,225
11/01/2033	5.000%	265,000	267,792
11/01/2034	5.000%	250,000	252,561
11/01/2035	5.000%	225,000	227,239
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2036	5.000%	200,000	201,971
11/01/2043	5.000%	1,970,000	1,984,042
Tualatin Valley Water District
Revenue Bonds
Series 2023
06/01/2040	5.000%	2,560,000	2,824,874
Total			27,031,623
Total Municipal Bonds (Cost $304,782,006)			295,450,218

Money Market Funds 0.4%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.515%(i)	1,231,491	1,231,614
Total Money Market Funds (Cost $1,231,491)		1,231,614
Total Investments in Securities (Cost: $308,813,497)		299,481,832
Other Assets & Liabilities, Net		1,623,991
Net Assets		301,105,823
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to $2,497,233, which represents 0.83% of total net assets.

(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2024.

(f)	Zero coupon bond.
(g)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2024, the total value of these securities amounted to $5,900,675, which represents 1.96% of total net assets.

(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Oregon Intermediate Municipal Bond Fund  | Third Quarter Report 2024

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3QT207_07_P01_(06/24)